Financial instruments - Fair Value, Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value			$ 518,241
Borrowings at fair value			338,200
Financial assets at amortised cost			20,600
Financial assets, at fair value			20,600
Plant shutdown, period	38 days
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			3,300
Brazil
Disclosure of detailed information about financial instruments [line items]
Notes receivable, installment period		24 months
Notes receivable, interest rate		13.00%
Brazil | Loans and receivables, category | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 23,900
Brazil | Financial assets at amortised cost, category | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets			20,600
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			3,300
Current financial assets			10,200
Non-current financial assets			10,400
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying value			$ 418,057